Other Comprehensive Income (Loss)	12 Months Ended
Dec. 31, 2016
Equity [Abstract]
Other Comprehensive Income (Loss)
Other Comprehensive Income (Loss)
The following table represents the changes in accumulated other comprehensive income (loss), net of tax, for the year ended December 31, 2015 (in thousands):

Gains and Losses on Cash Flow Hedges
Balance as of December 31, 2014	$5,420
Other comprehensive income before reclassifications:
Change in fair value of derivatives	9,991
Income tax effect	(3,716)
Net of tax	6,275
Amounts reclassified from accumulated other comprehensive income:
Oil and gas sales	(17,114)
Income tax effect	6,366
Net of tax	(10,748)
Net other comprehensive loss	(4,473)
Balance as of December 31, 2015	$947
The following table represents the changes in accumulated other comprehensive income (loss), net of tax, for the year ended December 31, 2016 (in thousands):

	Gains and Losses on Cash Flow Hedges	Change in Valuation Allowance	Total
Balance as of December 31, 2015	$947	$—	$947
Other comprehensive income before reclassifications:
Change in fair value of derivatives	(4,447)	—	(4,447)
Income tax effect	1,654	(1,654)	—
Net of tax	(2,793)	(1,654)	(4,447)
Amounts reclassified from accumulated other comprehensive income:
Oil and gas sales	(1,811)	—	(1,811)
Income tax effect	674	(113)	561
Net of tax	(1,137)	(113)	(1,250)
Net other comprehensive loss	(3,930)	(1,767)	(5,697)
Balance as of December 31, 2016	$(2,983)	$(1,767)	$(4,750)